Quarterly Financial Information (Unaudited) (Details) - Schedule of quarterly financial information of balance sheet - USD ($)	Dec. 31, 2020	Sep. 30, 2020	Sep. 25, 2020
As Previously Reported [Member]
Balance Sheet
Total assets	$ 278,826,627	$ 279,941,343	$ 252,456,400
Liabilities, redeemable non-controlling interest and stockholders’ equity
Total current liabilities	1,207,962	1,102,095	1,109,161
Deferred underwriting commissions	9,712,500	9,712,500	8,750,000
Derivative warrant liabilities
Total liabilities	10,920,462	10,814,595	9,859,161
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	262,906,160	264,126,740	237,597,230
Shareholders’ equity
Preference shares - $0.0001 par value
Class A ordinary shares - $0.0001 par value	146	134	124
Class B ordinary shares - $0.0001 par value	694	694	719
Additional paid-in-capital	6,283,496	5,062,928	5,039,923
Accumulated deficit	(1,284,331)	(63,748)	(40,757)
Total shareholders’ equity	5,000,005	5,000,008	5,000,009
Total liabilities and shareholders’ equity	278,826,627	279,941,343	252,456,400
Restatement Adjustment [Member]
Balance Sheet
Total assets
Liabilities, redeemable non-controlling interest and stockholders’ equity
Total current liabilities
Deferred underwriting commissions
Derivative warrant liabilities	49,310,000	16,350,000	16,090,000
Total liabilities	49,310,000	16,350,000	16,090,000
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	(49,310,000)	(16,350,000)	(16,090,000)
Shareholders’ equity
Preference shares - $0.0001 par value
Class A ordinary shares - $0.0001 par value	493	163	161
Class B ordinary shares - $0.0001 par value
Additional paid-in-capital	32,423,118	(536,552)	672,550
Accumulated deficit	(32,423,611)	536,389	(672,711)
Total shareholders’ equity
Total liabilities and shareholders’ equity
As Restated [Member]
Balance Sheet
Total assets	278,826,627	279,941,343	252,456,400
Liabilities, redeemable non-controlling interest and stockholders’ equity
Total current liabilities	1,207,962	1,102,095	1,109,161
Deferred underwriting commissions	9,712,500	9,712,500	8,750,000
Derivative warrant liabilities	49,310,000	16,350,000	16,090,000
Total liabilities	60,230,462	27,164,595	25,949,161
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	213,596,160	247,776,740	221,507,230
Shareholders’ equity
Preference shares - $0.0001 par value
Class A ordinary shares - $0.0001 par value	639	297	285
Class B ordinary shares - $0.0001 par value	694	694	719
Additional paid-in-capital	38,706,614	4,526,376	5,712,473
Accumulated deficit	(33,707,942)	472,641	(713,468)
Total shareholders’ equity	5,000,005	5,000,008	5,000,009
Total liabilities and shareholders’ equity	$ 278,826,627	$ 279,941,343	$ 252,456,400